UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22016

ALPINE GLOBAL PREMIER PROPERTIES FUND
(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215, Purchase, New York	10577
(Address of principal executive offices)	(Zip code)

Alpine Woods Capital Investors, LLC 2500 Westchester Avenue, Suite 215 Purchase, New York 10577
(Name and address of agent for service)

Copies of information to:

Thomas R. Westle, Esq.	Sarah E. Cogan, Esq.
Blank Rome LLP	Simpson Thacher & Bartlett LLP
405 Lexington Ave	425 Lexington Ave
New York, NY 10174	New York, NY 10174

Registrant's telephone number, including area code:	914-251-0880

Date of fiscal year end:	October 31

Date of reporting period:	May 1, 2008 – July 31, 2008

Item 1 – Schedule of Investments.

ALPINE GLOBAL PREMIER PROPERTIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2008 (Unaudited)

		Value
Description	Shares	(Note 1)

COMMON STOCKS (95.9%)
Australia (7.2%)
Australand Property Group	7,228,147	$4,491,984
Goodman Group	5,521,600	13,257,830
GPT Group	9,744,503	13,946,672
Stockland Corp., Ltd.	146,900	640,428
Valad Property Group Pty, Ltd.	28,342,860	14,678,229
Westfield Group	2,200,000	33,517,259
		80,532,402
Austria (2.6%)
Conwert Immobilien Invest SE*	628,653	9,394,150
Immofinanz AG	2,102,000	19,082,563
		28,476,713
Brazil (8.3%)
Agra Empreendimentos Imobiliarios SA*	1,478,100	8,738,559
Brascan Residential Properties SA	1,478,400	7,126,298
Brasil Brokers Participacoes SA*	16,500	13,115,304
Cyrela Brazil Realty SA	903,795	12,925,370
Cyrela Commercial Properties SA Empreendimentos e Participacoes	1,465,000	10,279,225
Ez Tec Empreendimentos e Participacoes SA	521,700	1,455,551
Gafisa SA	210,700	3,607,849
Gafisa SA - ADR	132,800	4,547,072
Iguatemi Empresa de Shopping Centers SA	42,300	539,856
Invest Tur Brasil -Desenvolvimento Imobiliario Turistico SA*	21,700	10,667,262
Klabin Segall SA	199,100	1,160,559
Multiplan Empreendimentos Imobiliarios SA*	905,000	10,111,409
Tecnisa SA	577,000	2,726,042
Trisul SA	1,150,000	5,132,159
		92,132,515
Chile (0.1%)
Parque Arauco	1,235,504	1,068,279

China (3.1%)
Agile Property Holdings, Ltd.	8,189,300	7,715,257
C C Land Holdings, Ltd.	7,329,600	4,349,883
CapitaRetail China Trust	3,009,000	2,530,606
Greentown China Holdings, Ltd.	1,729,400	1,485,206
Guangzhou R&F Properties Co., Ltd.	1,954,900	4,044,310
Hopson Development Holdings, Ltd.	5,485,900	5,836,363
Shimao Property Holdings, Ltd.	2,555,200	3,193,345
Shui On Land, Ltd.	236,900	214,988
Sino-Ocean Land Holdings, Ltd.	8,436,000	5,601,220
		34,971,178
France (9.4%)
Accor SA	383,000	25,724,906
Club Mediterranee*	101,895	4,559,996
Eurosic, Inc.	93,300	4,686,175
Kaufman & Broad SA	98,662	4,555,359
Nexity	263,953	5,932,962
Societe Immobiliere de Location pour l’Industrie et le Commerce	74,715	9,952,832
Unibail-Rodamco Co.	217,911	49,038,388
		104,450,618
Germany (3.0%)
Colonia Real Estate AG	363,215	4,033,897
Dawnay Day Sirius, Ltd.	5,011,800	4,514,677
Dawnay Day Treveria PLC	11,057,500	5,346,870
DIC Asset AG	239,709	5,623,584

Eurocastle Investment, Ltd.	733,470	5,663,287
Hypo Real Estate Holding AG	309,529	8,714,842
		33,897,157
Hong Kong (5.5%)
The Hongkong & Shanghai Hotels, Ltd.	6,714,000	10,344,324
Hongkong Land Holdings, Ltd.	1,570,000	6,484,100
Kowloon Development Co., Ltd.	9,832,000	16,131,256
Midland Holdings, Ltd.	19,375,400	10,281,757
New World Development, Ltd.	3,078,000	5,799,656
NWS Holdings, Ltd.	3,088,000	6,633,880
Shangri-La Asia, Ltd.	2,469,200	5,310,856
		60,985,829
India (1.8%)
Hirco PLC*	1,085,832	5,703,577
Indiabulls Properties Investment Trust*	6,500,000	3,327,483
Unitech Corporate Parks PLC*	3,104,000	3,045,550
Yatra Capital, Ltd.*	650,000	7,832,364
		19,908,974
Italy (2.3%)
Pirelli & C Real Estate S.p.A.	513,795	10,418,717
Pirelli & C S.p.A.	19,500,000	12,166,778
Risanamento S.p.A.*	1,514,433	3,108,758
		25,694,253
Japan (9.8%)
Advance Residence Investment Corp.	295	965,241
Aeon Mall Co., Ltd.	234,300	7,014,775
Creed Corp.	3,607	3,015,724
DA Office Investment Corp.	348	1,283,811
Frontier Real Estate Investment Corp.	613	3,585,327
The Japan General Estate Co., Ltd.	476,000	2,294,295
Japan Hotel and Resort, Inc.	781	2,084,163
Japan Logistics Fund, Inc.	1,203	7,024,980
Japan Retail Fund Investment Corp.	1,004	5,146,332
Kenedix, Inc.	5,900	4,298,466
Mitsubishi Estate Co., Ltd.	288,100	7,023,248
Mitsui Fudosan Co., Ltd.	293,800	6,726,477
Mori Hills REIT Investment Corp.	2,941	12,676,137
Nippon Residential Investment Corp.	67	191,899
Nomura Real Estate Holdings, Inc.	747,200	15,271,594
Nomura Real Estate Residential Fund, Inc.	34	128,266
Pacific Holdings Co.	11,175	1,915,241
Secured Capital Japan Co., Ltd.	2,624	4,142,070
Sumitomo Real Estate Sales Co., Ltd.	215,230	7,880,229
Sumitomo Realty & Development Co., Ltd.	441,500	9,207,721
Tokyo Tatemono Co., Ltd.	912,000	4,539,500
United Urban Investment Corp.	505	2,218,751
		108,634,247
Malaysia (0.3%)
KLCC Property Holdings BHD	450,000	396,652
Resorts World BHD	2,900,000	2,484,951
		2,881,603
Mexico (1.3%)
Consorcio ARA SAB de C.V.	169,800	140,897
Corp. GEO SAB de C.V.*	1,137,100	4,157,048
Desarrolladora Homex SA de C.V.* - ADR	98,700	5,517,331
Urbi Desarrollos Urbanos SA de C.V.*	1,277,800	4,232,285
		14,047,561
Norway (0.9%)
Norwegian Property ASA	2,297,150	9,460,119

Philippines (0.2%)
Ayala Land, Inc.	3,300,600	732,387
SM Prime Holdings, Inc.	9,605,000	1,587,603
		2,319,990
Poland (0.4%)
Orco Property Group	133,500	4,966,502

Russia (1.7%)
PIK Group*(1) - GDR	805,000	18,515,000
RGI International, Ltd.*	98,900	595,873
		19,110,873
Singapore (9.8%)
Allco Commercial Real Estate Investment Trust	6,651,000	3,939,820
ARA Asset Management, Ltd.	15,852,000	7,535,323
Ascendas (REIT)	6,350,000	10,680,854
Ascott Residence Trust	300,000	232,558
Banyan Tree Holdings, Ltd.	9,997,300	8,919,633
CapitaCommercial Trust	12,597,000	17,687,758
CapitaLand, Ltd.	2,925,000	12,192,848
CapitaMall Trust	3,850,000	8,446,687
City Developments, Ltd.	1,527,800	12,826,636
Macquarie MEAG Prime REIT	17,451,400	13,655,842
Mandarin Oriental International, Ltd.	1,849,000	3,272,730
Singapore Land, Ltd.	1,376,000	6,490,566
Suntec Real Estate Investment Trust	2,677,000	3,034,482
		108,915,737
Spain (0.3%)
Realia Business SA	821,335	3,779,404

Sweden (1.3%)
Castellum AB	151,600	1,521,234
JM AB	941,457	11,157,652
Kungsleden AB	300,000	2,115,921
		14,794,807
Thailand (1.4%)
Land and Houses PLC	5,000,000	985,369
Minor International	23,808,400	9,384,021
Preuksa Real Estate PCL	8,940,000	2,082,174
SC Asset Corp. PCL	12,431,900	2,895,456
		15,347,020
United Kingdom (7.6%)
Enterprise Inns PLC	873,000	5,364,321
Great Portland Estates PLC	1,044,315	7,043,175
Hammerson PLC	1,076,200	20,489,397
Helical Bar PLC	772,684	4,529,659
Mapeley, Ltd.	544,372	12,559,941
Punch Taverns PLC	1,025,264	5,192,368
Segro PLC	1,981,419	16,083,074
Shaftesbury PLC	1,102,318	8,739,885
Songbird Estates PLC*	1,967,700	3,900,297
		83,902,117
United States (17.6%)
Alexander’s, Inc.*	38,870	13,788,744
Alexandria Real Estate Equities, Inc.	99,000	10,222,740
Annaly Capital Management, Inc.	140,000	2,109,800
Ashford Hospitality Trust, Inc.	814,400	3,233,168
Brandywine Realty Trust	276,500	4,437,825
CBL & Associates Properties, Inc.	70,000	1,359,400
Centex Corp.	167,818	2,463,568
DiamondRock Hospitality Co.	678,000	6,251,160
DR Horton, Inc.	200,000	2,224,000
Forestar Real Estate*	394,650	7,135,272
General Growth Properties, Inc.	500,000	13,705,000
Gramercy Capital Corp.	181,285	1,225,487
Guaranty Financial Group*	286,450	948,150
HRPT Properties Trust	1,218,000	8,538,180
iStar Financial, Inc.	1,680,965	13,800,723
Kilroy Realty Corp.	175,000	8,016,750
Lennar Corp.	230,000	2,783,000
Mack-Cali Realty Corp.	392,300	15,056,473
Maguire Properties, Inc.	398,600	4,300,894
Meritage Homes Corp.*	160,000	2,888,000

MFA Mortgage Investments, Inc.	650,000	4,192,500
Orient-Express Hotels, Ltd.	458,497	15,263,364
Pfizer, Inc.	500,000	9,335,000
Starwood Hotels & Resorts Worldwide, Inc.	140,600	4,821,174
Strategic Hotels & Resorts, Inc.	225,000	1,775,250
Sunrise Senior Living, Inc.*	395,300	7,087,729
Temple-Inland, Inc.	933,950	15,176,688
Vornado Realty Trust	135,583	12,889,876
		195,029,915
TOTAL COMMON STOCKS (Identified Cost $1,636,564,881)		1,065,307,813

PARTICIPATION NOTES (0.1%)
Netherlands (0.1%)
Merrill DLF Limited (Loan Participation Notes issued by Merrill Lynch & Co., Inc.) expiring 06/21/12*	79,100	950,315

TOTAL PARTICIPATION NOTES (Identified Cost $910,401)		950,315

RIGHTS (0.0%)(2)
Norway (0.0%)(2)
Norwegian Property ASA*	1,938,559	—

TOTAL RIGHTS (Identified Cost $0)		—

	Maturity		Value
Description	Date	Shares	(Note 1)

EQUITY - LINKED STRUCTURED NOTES (1.9%)
Finland (0.4%)
Merrill Lynch & Co., Inc. - Sponda Oyj. Link*	03/24/09	459,281	4,248,290

Sweden (0.9%)
Morgan Stanley & Co., Inc. - SKF AB - B Shares*	04/24/09	600,000	10,232,734

Switzerland (0.3%)
Morgan Stanley & Co., Inc. - Swiss Life Holding*	07/30/09	15,500	4,010,407

United Kingdom (0.1%)
Morgan Stanley & Co., Inc. - Berkeley Group Holdings*	01/03/11	100,000	1,428,147

United States (0.2%)
Morgan Stanley & Co., Inc. - Apartment Investment*	06/23/09	54,168	1,850,921

TOTAL EQUITY - LINKED STRUCTURED NOTES
(Identified Cost $26,953,149)			21,770,499

			Value
Description	7 day yield	Shares	(Note 1)

SHORT TERM INVESTMENTS (0.1%)
Morgan Stanley Institutional Liquidity Money Market Fund, Advisor Class(2)	2.383%	682,427	682,427

TOTAL SHORT TERM INVESTMENTS (Identified Cost $682,427)			682,427

TOTAL INVESTMENTS (98.0%) (Identified Cost $1,665,110,858)			1,088,711,054

TOTAL OTHER ASSETS LESS LIABILITIES (2.0%)			22,322,192

NET ASSETS (100.0%)			$1,111,033,246

* Non-income producing security.

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees. Securities restricted under Rule 144A comprised 1.67% of the fund’s net assets.

(2) Less than 0.05% of Total Net Assets.

(3) Investments in other funds are calculated at their respective net asset value as determined by those funds, in accordance with the Investment Company Act of 1940.

See Notes to Quarterly Schedule of Portfolio Investments.

Common Abbreviations

AB - Aktiebolag is the Swedish equivalent of the term corporation.

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

ASA - Allmennaksjeselskap is the Norwegian term for a public limited company.

BHD - Berhad is the Malaysian term for public limited company.

GDR - Global Depositary Receipt.

Inc. – Incorporated.

Ltd. - Limited.

Oyj. - Osakeyhtio is the Finnish equivalent of a limited company.

PCL - Public Company Limited.

PLC - Public Limited Co.

REIT - Real Estate Investment Trust.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

SA de CV - A variable capital company.

SAB de CV - A variable capital company.

SE - SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

S.p.A. – Societa` Per Azioni is an Italian shared company.

NOTES TO QUARTERLY PORTFOLIO INVESTMENTS

July 31, 2008

1. Organization:

Alpine Global Premier Properties Fund (the “Fund”) is a diversified, closed-end management investment company. The Fund’s primary investment objective is capital appreciation. The Fund’s secondary investment objective is high current income.

The Fund had no operations prior to April 26, 2007 other than matters relating to its organization and the sale and issuance of 213,089.005 shares of beneficial interest in the Fund to a group consisting of Alpine Woods Capital Investors, LLC (“Alpine Woods”), certain of its officers and parties either related to or affiliated with those officers and 6,235.602 shares of beneficial interest in the Fund to the Independent Trustees at the initial subscription price of $19.10 per share. Alpine Woods serves as the Fund’s investment adviser. The Fund’s Common Shares are listed on the New York Stock Exchange (“NYSE”) under the symbol “AWP”.

The following summarizes the significant accounting policies of the Fund.

2. Security Valuation:

The net asset value (“NAV”) of shares of the Fund is calculated by dividing the value of the Fund’s net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (the “NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations. In computing the Fund’s net asset value, portfolio securities that are traded on a securities exchange in the United States, except for option securities, are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security - traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation if the last current reported sale price falls within the consolidated bid/ask quote for the option security. If the last current reported sale price as of the time of valuation does not fall within the consolidated bid/ask quote for the option security, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Each security traded in the over-the counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available then by using the Black-Scholes method. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at a fair value following procedures and/or guidelines approved by the Board of Trustees, which may include utilizing a systematic fair valuation model provided by an independent pricing system. The Fund may also use fair value pricing, if the value of a security it holds is, pursuant to Board of Trustees guidelines, materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over the- counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s net asset value is not calculated. As stated above, if the market prices are not readily available or are not reflective of the fair value of the security, the security will be priced at a fair value following procedures approved by the Board of Trustees. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

3. Foreign Securities:

The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is included with the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

4. Securities Transactions and Investment Income:

Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, which includes amortization of premium and accretion of discounts. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the highest cost basis for both financial reporting and income tax purposes.

5. Total Return Swap Contract:

The Fund may enter into total return swaps. A total return swap is an agreement between the Fund and a counterparty to exchange a market linked return for a floating rate payment, both based on a notional principal amount. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily based upon quotations from the market makers and the change in value, if any, is recorded as an unrealized gain or loss in the Statement of Operations. The unrealized gain (loss) related to the daily change in the valuation of the notional amount of the swap, as well as the amount due to (owed by) the Fund at termination or settlement, is combined and separately disclosed as an asset (liability). The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss). Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

Counterparty:

Morgan Stanley

Underlying Security	Shares	Notional Amount
Phoenix Mills, Ltd.	850,000	$8,452,655

Floating Rate Paid by the Fund	Termination Date	Unrealized Depreciation	Collateral
US One Month LIBOR+45bps	08/02/10	$(4,621,433)	$8,405,415

6. Income Tax:

Income Tax - Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

Gross appreciation (excess of value over tax cost)	7,837,154
Gross depreciation (excess of tax cost over value)	(591,761,387)
Net unrealized appreciation/(depreciation)	(583,924,233)
Cost of investments for income tax purposes	1,672,635,287

7. New Accounting Pronouncements:

In September 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, “Fair Valuation Measurement” (“SFAS No. 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund is currently evaluating the potential impact the adoption of SFAS No. 157 will have on the Fund’s financial statements.

Item 2 - Controls and Procedures.

(a)                                The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                               There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPINE GLOBAL PREMIER PROPERTIES FUND

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	September 29, 2008

By:	/s/ Sheldon Flamm
Sheldon Flamm
Chief Financial Officer (Principal Financial Officer)

Date:	September 29, 2008

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